Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible Assets

12. Intangible assets

	Concession right	Transmission lines and electrical substations for wind farms		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000		ARS 000	ARS 000
Cost

01-01-2020	24,988,058	1,954,741		12,523,507	39,466,306
Transfers	-	81,691	(1)	-	81,691
12-31-2020	24,988,058	2,036,432		12,523,507	39,547,997

Transfers	-	2,662	(1)	-	2,662
12-31-2021	24,988,058	2,039,094		12,523,507	39,550,659

Amortization and impairment

01-01-2020	20,820,686	159,450		3,960,333	24,940,469
Amortization for the year	1,041,843	101,096		2,380,490	3,523,429
Impairment	-	-		904,448	904,448
12-31-2020	21,862,529	260,546		7,245,271	29,368,346

Amortization for the year	1,041,843	102,051		1,929,859	3,073,753
Impairment	-	-		1,068,972	1,068,972
12-31-2021	22,904,372	362,597		10,244,102	33,511,071

Net book value

12-31-2020	3,125,529	1,775,886		5,278,236	10,179,651
12-31-2021	2,083,686	1,676,497		2,279,405	6,039,588

(1)	Transferred from property, plant and equipment. See below.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 28, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

–	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

–	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company´s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 28, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2021, 2020 and 2019, the fees and royalties amounted 384,896, 555,144 and 497,676, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras and La Castellana

The Group finished the construction of wind farms La Castellana and Achiras, whereby the Group agreed to build high and medium tension lines and the electrical substation to connect the wind farms to SADI, a part of which were given to the companies transporting the energy in accordance with the respective contracts; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for the works related to the construction of the described equipments.

Electrical substation of wind farms La Genoveva and La Genoveva II

The Group finished the construction of wind farm La Genoveva II, whereby the Group agreed to build the electrical substation that feeds the connection of the wind farm to the SADI, a part of which were given to the company transporting the energy; therefore, such company is in charge of the maintenance of such transferred installations. Consequently, the Group recognized an intangible asset for the works related to the construction of the described equipments.

Turbogas and turbosteam supply agreements for Thermal Station Brigadier López

During fiscal year 2019, as a result of the business combination related to the acquisition of Thermal Station Brigadier Lopez, the Group recognized an intangible asset related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Thermal Station Brigadier López.